Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 07, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We have had no program, plan or practice pertaining to the timing of stock option grants to named executive officers coinciding with the release of material non-public information, or MNPI. The compensation committee has historically approved grants of options annually each year as part of our annual compensation cycle. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). Any grants to executive officers are generally approved at meetings of the compensation committee or our board of directors, except under extraordinary circumstances.

For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant. The following table sets forth information for certain stock options granted to our named executive officers during 2024. In the event an issuer grants stock options or option-like instruments within the period commencing four business days prior to and ending one business day following the filing by the Company of a Form 10-K, Form 10-Q or Form 8-K containing material non-public information as required under Item 402(x) of Regulation S-K, Item 402(x) of Regulation S-K requires tabular disclosure of certain information related to such awards. The table below is being provided because certain of the stock options granted to our named executive officers during 2024 were granted within the period commencing four business days prior to and ending one business day following the filing by the Company of a Form 10-K, Form 10-Q or Form 8-K containing material non-public information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI

Matthew J. D'Onofrio	8/7/2024	64,840	$5.27	$281,762	-0.7%
Mark Kowieski, CPA	8/7/2024	17,291	$5.27	$74,801	-0.7%
Marilyn R. Carlson, D.M.D., M.D.	8/7/2024	17,291	$5.27	$74,801	-0.7%

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee has historically approved grants of options annually each year as part of our annual compensation cycle. The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine grants, is generally tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). Any grants to executive officers are generally approved at meetings of the compensation committee or our board of directors, except under extraordinary circumstances.
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI

Matthew J. D'Onofrio	8/7/2024	64,840	$5.27	$281,762	-0.7%
Mark Kowieski, CPA	8/7/2024	17,291	$5.27	$74,801	-0.7%
Marilyn R. Carlson, D.M.D., M.D.	8/7/2024	17,291	$5.27	$74,801	-0.7%

Matthew J. D'Onofrio
Awards Close in Time to MNPI Disclosures
Name		Matthew J. D'Onofrio
Underlying Securities | shares		64,840
Exercise Price | $ / shares		$ 5.27
Fair Value as of Grant Date | $		$ 281,762
Underlying Security Market Price Change		(0.7)
Mark Kowieski, CPA
Awards Close in Time to MNPI Disclosures
Name		Mark Kowieski, CPA
Underlying Securities | shares		17,291
Exercise Price | $ / shares		$ 5.27
Fair Value as of Grant Date | $		$ 74,801
Underlying Security Market Price Change		(0.7)
Marilyn R. Carlson, D.M.D., M.D.
Awards Close in Time to MNPI Disclosures
Name		Marilyn R. Carlson, D.M.D., M.D.
Underlying Securities | shares		17,291
Exercise Price | $ / shares		$ 5.27
Fair Value as of Grant Date | $		$ 74,801
Underlying Security Market Price Change		(0.7)